Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

June 20, 2023

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:
On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 729 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on June 15, 2023 and effective June 15, 2023, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 15, 2023, accession number 0001432353-23-000516.
Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Susan Lively
Susan Lively